Non-Current Provisions And Other Non-Current Liabilities - Summary of Non-Current Provisions and Other Non-Current Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2023	Apr. 09, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Non-current Provisions [Line Items]
Provisions	€ 5,018		€ 5,822	€ 5,760
Other non-current liabilities	2,070		519	422
Non-current provisions	7,088		€ 6,341	€ 6,182
Antibodies Collaboration Agreement | Swedish Orphan Biovitrum AB
Disclosure Of Non-current Provisions [Line Items]
Other non-current liabilities	€ 1,613	€ 1,609